Pension and other post-retirement benefits - Defined benefit plans (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Actuarial loss (gain) arising from:
Administration	$ 124,869	$ 141,552
Pension plans [member]
Disclosure of benefit plans [line items]
Current service cost	1,586	1,670
Interest income or cost	(1,545)	(1,409)
Return on assets excluding interest income	(280)	292
Pension plans [member] | Plan assets [member]
Disclosure of benefit plans [line items]
Fair value of plan assets, beginning of year	7,177	8,061
Interest income or cost	262	259
Return on assets excluding interest income	280	(292)
Employer contributions	0	61
Actuarial loss (gain) arising from:
Benefits paid	(912)	(910)
Administration	(1)	(2)
Fair value of plan assets, end of year	6,806	7,177
Pension plans [member] | Defined benefit obligations [member]
Disclosure of benefit plans [line items]
Defined benefit obligation, beginning of year	54,271	55,972
Current service cost	1,586	1,670
Interest income or cost	1,807	1,668
Actuarial loss (gain) arising from:
- demographic assumptions	0	0
- financial assumptions	6,925	(3,776)
- experience adjustment	777	56
Past service cost	0	0
Benefits paid	(1,705)	(2,028)
Foreign exchange	(1,073)	709
Defined benefit obligation, end of year	62,588	54,271
Defined benefit liability	(55,782)	(47,094)
Other Benefit Plans [Member]
Disclosure of benefit plans [line items]
Current service cost	817	1,429
Interest income or cost	(841)	(946)
Return on assets excluding interest income	0	0
Actuarial loss (gain) arising from:
Past service cost	0	(1,929)
Defined benefit liability	(24,955)	(21,161)
Other Benefit Plans [Member] | Defined benefit obligations [member]
Disclosure of benefit plans [line items]
Defined benefit obligation, beginning of year	21,161	26,893
Current service cost	817	1,429
Interest income or cost	841	946
Actuarial loss (gain) arising from:
- demographic assumptions	0	(192)
- financial assumptions	2,877	(1,887)
- experience adjustment	114	(2,919)
Past service cost	0	(1,929)
Benefits paid	(855)	(1,180)
Foreign exchange	0	0
Defined benefit obligation, end of year	$ 24,955	$ 21,161